UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21210

Alpine Income Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Name and address of agent for service)

Copy to:
Rose DiMartino
Attorney at Law
Willkie Farr & Gallagher
787 7th Avenue, 40th FL
New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Alpine Ultra Short Tax Optimized Income Fund

Schedule of Portfolio Investments
July 31, 2012 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-100.0%

Alabama-2.6%
	Bessemer Board of Education, School Tax Warrants-Series A (CS: Assured Guaranty Municipal)
$425,000	2.000%, 02/01/2013	$427,240
	Chatom Industrial Development Board Gulf Opportunity Zone Revenue, Powersouth Energy Cooperative-Series A, VRDN (SPA: National Rural Utilities Finance)
5,000,000	0.600%, 11/15/2038 (Putable on 11/15/2012) (a)	5,000,000
	Chatom Industrial Development Board Pollution Control Revenue, Electric-Series C, VRDN (SPA: National Rural Utilities Finance)
2,000,000	0.600%, 12/01/2024 (Putable on 12/01/2012) (a)	2,000,000
	Jefferson County Sewer Revenue Capital Improvement Warrants-Series D
6,280,000	5.000%, 02/01/2032	6,280,000
	Madison Industrial Development Board Revenue, WL Halsey Grocery Co., VRDN (LOC: Regions Bank)
1,150,000	1.300%, 04/01/2016 (Putable on 08/07/2012) (a)	1,150,000
	Mobile Downtown Redevelopment Authority Revenue, Lafayette Plaza Hotel Project-Series A, VRDN (LOC: Regions Bank)
5,750,000	0.950%, 05/01/2032 (Putable on 08/07/2012) (a)	5,750,000
	Mobile Industrial Development Board Pollution Control Revenue, Alabama Power Co., Barry Plant, VRDN (CS: Alabama Power Co.)
20,000,000	0.750%, 07/15/2034 (Putable on 08/22/2012) (a)	20,001,000
	State Housing Finance Authority Revenue, Multi-Family Housing Revenue, Phoenix Apartments Project-Series A, VRDN (LOC: Regions Bank)
4,009,000	1.200%, 01/01/2036 (Putable on 08/07/2012) (a)	4,009,000
	The Health Care Authority for Baptist Health-Series B, ARN (CS: Assured Guaranty)
1,100,000	0.510%, 11/15/2037 (a)	1,100,000
	The Medical Clinic Board of the City of Gulf Shores Revenue, Colonial Pinnacle MOB Project, VRDN (LOC: Regions Bank)
2,295,000	0.850%, 07/01/2034 (Putable on 08/07/2012) (a)	2,295,000

		48,012,240

Arizona-2.0%
	Cochise County Pollution Control Corp. Revenue, Arizona Electric Power Cooperative, Inc. Project, VRDN (CS: National Rural Utilities Corp.)
14,400,000	0.650%, 09/01/2024 (Putable on 09/01/2012) (a)	14,400,000
	Coconino County Pollution Control Corp. Revenue, Arizona Public Services Navajo-Series A (CS: Arizona Public Service Corp.)
4,120,000	3.625%, 10/01/2029 (Putable on 07/13/2013)	4,196,838
	Flagstaff, Aspen Place Sawmill Improvement District (CS: Flagstaff Arizona Revenue)
325,000	5.000%, 01/01/2013	326,167
	State Health Facilities Authority Revenue, The Terraces, VRDN (LOC: Sovereign Bank N.A.)
16,790,000	1.150%, 12/01/2037 (Putable on 08/07/2012) (a)	16,790,000

		35,713,005

Arkansas-0.6%
	Pulaski County Public Facilities Board Revenue, Anthony School, VRDN (LOC: Regions Bank)
4,910,000	0.950%, 06/01/2033 (Putable on 08/07/2012) (a)	4,910,000

	State Development Finance Authority, Capri Apartments-Series F, VRDN (LOC: Regions Bank)
5,200,000	1.200%, 10/01/2030 (Putable on 08/07/2012) (a)	5,200,000

		10,110,000

California-10.5%
	Los Angeles County Schools Pooled Financing Program-Series B-5 (CS: GO of Participants)
15,450,000	2.000%, 01/31/2013	15,553,515
	Los Angeles County Schools Pooled Financing Program-Series B-6 (CS: GO of Participants)
1,500,000	2.000%, 01/31/2013	1,508,160
	Moreno Valley Unified School District, Tax and Revenue Anticipation Notes
7,000,000	2.500%, 10/01/2012	7,020,510
	Oak Park Unified School District, Tax and Revenue Anticipation Notes-Series A
6,700,000	3.500%, 05/01/2013	6,724,522
	Palomar Pomerado Health Care-Series A, ARN (CS: Assured Guaranty)
4,700,000	0.600%, 11/01/2036 (a)	4,700,000
	Palomar Pomerado Health Care-Series C, ARN (CS: Assured Guaranty)
6,050,000	0.600%, 11/01/2036 (a)	6,050,000
	State Health Facilities Financing Authority Revenue, Children’s Hospital of Los Angeles- Series A
370,000	5.000%, 11/15/2015	407,821
	State Pollution Control Finance Authority Solid Waste Revenue, Republic Services, Inc.- Series A, VRDN (CS: Republic Services, Inc.)
108,205,000	0.650%, 08/01/2023 (Putable on 08/01/2012) (a)	108,205,000
	State Pollution Control Financing Authority, Solid Waste Disposal Revenue, P & D Dairy and Poso Creek Family Dairy, LLC Project, VRDN (LOC: Bank of the West)
3,000,000	1.650%, 05/01/2028 (Putable on 08/07/2012) (a)	3,000,000
	State School Cash Reserve Program Authority Revenue-Series P
10,000,000	2.000%, 02/01/2013	10,055,100
	Statewide Communities Development Authority, Certificate of Participation, Healthcare Dialysis Clinic, Inc., VRDN (LOC: SunTrust Bank)
1,600,000	0.700%, 06/01/2013 (Putable on 08/07/2012) (a)	1,600,000
	Stockton Public Financing Authority Water Revenue, Delta Water Supply Project-Series A, VRDN (LOC: Union Bank)
5,500,000	0.750%, 10/01/2040 (Putable on 08/01/2012) (a)	5,500,000
	The City of Los Angeles Multifamily Housing Revenue, Masselin Manor Project-Series J, VRDN (LOC: Bank of America N.A.)
5,500,000	0.690%, 07/01/2015 (Putable on 08/07/2012) (a)	5,500,000
	Twin Rivers Unified School District, School Facilities Boarding Program (CS: Assured Guaranty)
10,000,000	3.500%, 06/01/2027 (Putable on 05/01/2013)	10,025,500
5,000,000	3.500%, 06/01/2035 (Putable on 05/01/2013)	5,012,750

		190,862,878

Colorado-0.2%
	City & County of Denver Airport System Revenue-Series E
4,000,000	5.250%, 11/15/2014	4,053,800
	State Health Facilities Authority Revenue, National Jewish Health Project
350,000	4.000%, 01/01/2014	361,620

		4,415,420

Connecticut-0.6%
	City of Bridgeport, General Obligation Refunding Bond-Series A
1,600,000	5.375%, 08/15/2014	1,602,768

	City of West Haven, General Obligation Bond
550,000	4.000%, 08/01/2013	562,419
145,000	4.000%, 08/01/2014	151,135
	City of West Haven, General Obligation Bond, Anticipation Notes
2,050,000	3.000%, 05/30/2013	2,067,999
	Town of Hamden, General Obligation Bond, Anticipation Notes-Lot A
6,250,000	3.000%, 08/23/2012	6,260,625

		10,644,946

District of Columbia-0.8%
	State Revenue, National Association of Realtors Issue-Series A, VRDN (LOC: SunTrust Bank)
15,000,000	0.530%, 04/01/2024 (Putable on 08/07/2012) (a)	15,000,000

Florida-1.1%
	Citizens Property Insurance Corp. Revenue, High-Risk Account Senior Secured Bonds-Series A3, VRDN
1,000,000	1.900%, 06/01/2013 (a)	1,007,610
	Cityplace Community Development District Special Assessment Revenue
250,000	5.000%, 05/01/2013	257,338
	Lee County Housing Finance Authority Revenue, Heron Pond Apartments, VRDN (LOC: Regions Bank)
5,130,000	1.250%, 12/01/2043 (Putable on 08/07/2012) (a)	5,130,000
	Miami-Dade County Aviation Revenue, Miami International Airport-Series B
1,595,000	5.000%, 10/01/2012	1,606,005
	Miami-Dade County Industrial Development Authority Revenue, Waste Management, Inc., VRDN (CS: Waste Management, Inc.)
1,000,000	2.625%, 08/01/2023 (Putable on 08/01/2014) (a)	1,030,400
	Miami-Dade County State Aviation-Series C (CS: MBIA)
5,185,000	5.250%, 10/01/2012	5,202,888
	Saint Johns County Industrial Development Authority, Coastal Health Care Investor, VRDN (LOC: SunTrust Bank)
800,000	2.750%, 12/01/2016 (Putable on 08/07/2012) (a)	800,000
	Sarasota County Health Facilities Authority Revenue, Bay Village of Sarasota, Inc. Project, VRDN (LOC: Bank of America N.A.)
4,400,000	0.500%, 12/01/2023 (Putable on 08/07/2012) (a)	4,400,000
	State Higher Educational Facilities Financial Authority Revenue, Nova Southeastern University Project-Series A (CS: Nova Southeastern University)
155,000	3.000%, 04/01/2014 (Putable on 04/01/2014)	159,497
	State Higher Educational Facilities Financing Authority Revenue, The University of Tampa Project-Series A
250,000	3.000%, 04/01/2013	254,235
300,000	4.000%, 04/01/2014	315,501

		20,163,474

Georgia-2.8%
	Albany-Dougherty County Hospital Authority, Refunding Anticipation Certificates, Phoebe Putney Memorial-Series B, VRDN (LOC: Regions Bank)
7,190,000	0.490%, 09/01/2032 (Putable on 08/01/2012) (a)	7,190,000
	Burke County Development Authority Revenue, Georgia Power Company Plant Vogtle Project-Series A (CS: Oglethorpe Power Corp)
11,240,000	2.500%, 01/01/2040 (Putable on 03/01/2013)	11,356,446
	Burke County Development Authority Revenue, Georgia Power Company Plant Vogtle Project-Series G (CS: Oglethorpe Power Corp)
3,875,000	0.900%, 01/01/2039 (Putable on 03/01/2013)	3,879,456

	Douglas County Development Authority Revenue, Electrical Fiber Systems, VRDN (LOC: Regions Bank)
1,200,000	1.300%, 12/01/2021 (Putable on 08/07/2012) (a)	1,200,000
	Gainesville & Hall County Development Authority Tax-Exempt Revenue, Atex, Inc. Project, VRDN (LOC: Regions Bank)
2,405,000	1.250%, 09/01/2023 (Putable on 08/07/2012) (a)	2,405,000
	Gwinnett County Housing Authority Multi-Family Housing Revenue, Palisades Apartments Project, VRDN (LOC: SunTrust Bank)
11,415,000	0.630%, 03/01/2041 (Putable on 08/07/2012) (a)	11,415,000
	Monroe County Development Authority Revenue, Georgia Power Company Plant Scherer Project-Series A (CS: Oglethorpe Power Corp)
2,010,000	0.900%, 01/01/2039 (Putable on 03/01/2013)	2,012,312
	Rome-Floyd County Development Authority Revenue, Steel King Industries Inc., VRDN (LOC: Bank Of Montreal)
1,725,000	0.830%, 07/01/2020 (Putable on 08/07/2012) (a)	1,725,000
	Union City Water & Sewerage Revenue
215,000	2.000%, 07/01/2013	217,219
	Walker Dade & Catoosa Counties Hospital Authority, Anticipation Certificates, Hutcheson Medical, VRDN (LOC: Regions Bank)
9,430,000	0.850%, 10/01/2028 (Putable on 08/07/2012) (a)	9,430,000

		50,830,433

Hawaii-0.1%
	State Housing Finance & Development Corp., Multifamily Housing Revenue, Wilikina Apartments Project-Series B
2,750,000	1.000%, 06/01/2014 (Putable on 06/01/2014)	2,750,660

Illinois-6.9%
	Chicago Transit Authority Capital Grant Receipts Revenue (CS: AMBAC)
800,000	5.000%, 06/01/2013	826,368
	Springfield Airport Authority, Allied-Signal Inc., VRDN (CS: Honeywell Int.)
4,400,000	6.480%, 09/01/2018 (Putable on 08/07/2012) (a)	4,400,000
	State Development Finance Authority Industrial Development Revenue, Durex Industries Project, VRDN (LOC: RBS Citizens N.A.)
2,500,000	0.950%, 12/01/2023 (Putable on 08/07/2012) (a)	2,500,000
	State Finance Authority Industrial Development Revenue, Lutheran Home & Services, VRDN (LOC: Allied Irish Bank PLC)
8,850,000	4.400%, 08/15/2031 (Putable on 08/07/2012) (a)	8,850,000
	State Finance Authority Industrial Development Revenue, Metform, LLC Project, VRDN (LOC: Bank of America N.A.)
2,400,000	0.590%, 05/01/2014 (Putable on 08/02/2012) (a)	2,400,000
	State Finance Authority Revenue
1,100,000	5.000%, 08/15/2013	1,138,060
	State Finance Authority Revenue, Silver Cross Hospital and Medical Centers-Series A
1,700,000	5.000%, 08/15/2013	1,758,820
	State Finance Authority Revenue, The Landing at Plymouth Place Project-Series B, VRDN (LOC: Sovereign Bank N.A.)
10,460,000	1.150%, 05/15/2037 (Putable on 08/07/2012) (a)	10,460,000
	State Finance Authority Solid Waste Revenue, Waste Management, Inc. Project, VRDN (CS: Waste Management, Inc.)
3,000,000	1.125%, 04/01/2013 (Putable on 10/01/2012) (a)	3,003,840
	State General Obligation
20,000,000	2.000%, 02/01/2013	20,141,000
3,400,000	5.000%, 03/01/2013	3,486,530

	State General Obligation Unlimited-Series B, VRDN (SPA: DEPFA Bank PLC)
66,300,000	2.000%, 10/01/2033 (Putable on 08/07/2012) (a)	66,300,000

		125,264,618

Indiana-4.9%
	Reset Optional Certificates Trust II-R Revenue, VRDN (LIQ FAC; Guaranty Agreement: CitiGroup Financial)
60,000,000	1.500%, 10/26/2017 (Putable on 08/07/2012) (a)	60,000,000
	State Development Finance Authority, Environmental Revenue, PSI Energy, Inc. Projects- Series B, VRDN (CS: Duke Energy Indiana, Inc.)
17,050,000	0.640%, 12/01/2038 (Putable on 08/01/2012) (a)	17,050,000
	State Finance Authority Economic Development Revenue, Republic Services, Inc.-Series A, VRDN (CS: Republic Services, Inc.)
11,300,000	0.550%, 05/01/2034 (Putable on 09/04/2012) (a)	11,299,774
	The City of Indianapolis Industrial Development Revenue, Joint Clutch Service, VRDN (LOC: PNC Bank N.A.)
1,000,000	1.370%, 12/01/2014 (a)	1,000,000

		89,349,774

Iowa-1.0%
	Coralville General Obligation Annual Appropriation Urban Renewal Refunding Bond-Series D-1
1,180,000	2.000%, 06/01/2013	1,186,289
	State Finance Authority Community Revenue, Edgewater, A Wesley Active Life Community, LLC Project-Series C, VRDN (LOC: Sovereign Bank N.A.)
10,000,000	1.150%, 11/01/2042 (Putable on 08/07/2012) (a)	10,000,000
	State Finance Authority Community Revenue, Edgewater, A Wesley Active Life Community, LLC Project-Series E, VRDN (LOC: Sovereign Bank N.A.)
5,330,000	1.150%, 11/01/2042 (Putable on 08/07/2012) (a)	5,330,000
	State Higher Education Loan Authority Revenue, Anticipation Notes, Private Education Working Capital Loan Program, Dubuque University-Series A
1,500,000	3.000%, 05/16/2013	1,518,525

		18,034,814

Kansas-0.1%
	City of Dodge City Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project, VRDN (LOC: Rabobank Int.)
1,000,000	1.650%, 03/01/2027 (Putable on 08/07/2012) (a)	1,000,000
	City of Liberal Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project, VRDN (LOC: Rabobank Int.)
1,000,000	1.650%, 02/01/2029 (Putable on 08/07/2012) (a)	1,000,000

		2,000,000

Kentucky-1.2%
	Fort Mitchell Industrial Building Revenue, Grandview/Hemmer Project, VRDN (LOC: PNC Bank N.A.)
1,835,000	1.500%, 08/01/2016 (Putable on 08/01/2012) (a)	1,835,000
	Kenton County Airport Board Revenue, Cincinnati/Northern Kentucky Airport-Series B
1,500,000	5.000%, 03/01/2013	1,530,945
	Lexington-Fayette Urban County Government Revenue, Richmond Place Associates, L.P Project, VRDN (LOC: Bank of America N.A.)
2,000,000	1.200%, 04/01/2015 (Putable on 04/01/2013) (a)	2,000,000
	Pikeville Educational Facilities Revenue, Bond Anticipation Notes
5,000,000	4.000%, 05/01/2013	5,105,650

	Pulaski County Solid Waste Disposal Revenue, National Rural Utilities-East Kentucky Power-Series B, VRDN (CS: National Rural Utilities Corp.)
6,900,000	0.650%, 08/15/2023 (Putable on 08/15/2012) (a)	6,900,000
	State Economic Development Finance Authority Solid Waste Revenue, Republic Services, Inc. Project-Series A, VRDN (CS: Republic Services, Inc.)
4,250,000	0.550%, 04/01/2031 (Putable on 09/04/2012) (a)	4,250,340

		21,621,935

Louisiana-3.0%
	Ascension Parish Industrial Development Board Inc. Revenue, Impala Warehousing (US) LLC Project, VRDN (LOC: Natixis)
15,000,000	1.040%, 12/01/2041 (Putable on 08/07/2012) (a)	15,000,000
	Donaldsonville Industrial Development Revenue, Chef John Folse & Co., Inc., VRDN (LOC: Regions Bank)
100,000	3.350%, 04/01/2023 (Putable on 08/07/2012) (a)	100,000
	Donaldsonville Industrial Development Revenue, Chef John Folse & Co., Inc.-Series A, VRDN (LOC: Regions Bank)
5,000,000	3.350%, 02/01/2027 (Putable on 08/07/2012) (a)	5,000,000
	Jefferson Parish Hospital District No. 1 Hospital Revenue, West Jefferson Medical Center- Series A
500,000	2.100%, 01/01/2013	502,930
	Jefferson Parish Industrial Development Board Revenue, Sara Lee Corp., VRDN (CS: Sara Lee Corp.)
4,600,000	0.850%, 06/01/2024 (Putable on 08/01/2012) (a)	4,600,000

	North Webster Parish Industrial Development Revenue, CSP Project, VRDN (LOC: Regions Bank)
1,930,000	3.150%, 09/01/2021 (Putable on 08/07/2012) (a)	1,930,000
	Ouachita Parish Industrial Development Board, Garrett Manufacturing LLC, VRDN (LOC: Regions Bank)
1,915,000	1.300%, 12/01/2016 (Putable on 08/07/2012) (a)	1,915,000
	Plaquemines Port Harbor & Terminal District Revenue, International Marine Terminal-Series A, VRDN (LOC: Wells Fargo Bank N.A.)
20,000,000	1.280%, 03/15/2025 (Putable on 03/15/2013) (a)	20,003,600
	State Citizens Property Insurance Corp. Assessment Revenue,
250,000	2.000%, 06/01/2014	254,060
	State Housing Finance Agency Revenue, Multifamily Housing Restoration-Series A, VRDN (LOC: Regions Bank)
2,050,000	1.250%, 12/01/2032 (Putable on 08/07/2012) (a)	2,050,000
	State Public Facilities Authority Revenue, Equipment & Capital Facilities Pooled-Loan B, VRDN (CS: Capital One; LOC: Hibernia National Bank)
2,740,000	1.500%, 07/01/2033 (Putable on 08/07/2012) (a)	2,740,000
	State Public Facilities Authority Revenue, Equipment & Capital Facilities Pooled-Series B, VRDN (CS: Capital One; LOC: Hibernia National Bank)
1,200,000	1.500%, 07/01/2033 (Putable on 08/07/2012) (a)	1,200,000

		55,295,590

Maryland-0.1%
	Howard County Economic Development Revenue, Eight P CPL, LLC Project, VRDN (LOC: Sovereign Bank FSB, Banco Santander SA)
1,750,000	2.000%, 12/01/2015 (Putable on 08/07/2012) (a)	1,750,000
	State Economic Development Corp., Student Housing Revenue, Salisbury University Project
100,000	2.000%, 06/01/2013	100,491

		1,850,491

Massachusetts-0.1%
	State Development Finance Agency, Waste Management, Inc.-Series B (CS: Waste Management, Inc.)
2,250,000	3.400%, 12/01/2029 (Putable on 12/01/2012) (a)	2,269,013

Michigan-1.7%
	City of Detroit School District, School Building and Site Improvement Refunding-Series A (CS: Qualified School Board Loan Fund)
1,240,000	3.000%, 05/01/2013	1,259,456
	City of Detroit Sewage Disposal System Revenue-Series 1182, VRDN (CS:FGIC)
8,960,000	0.650%, 07/01/2029 (Putable on 08/02/2012) (a)	8,960,000
	City of Detroit Sewage Disposal System Revenue-Series A
1,000,000	5.000%, 07/01/2014	1,061,970
	State Finance Authority Revenue, Detroit School District
500,000	4.000%, 06/01/2014	521,520
1,200,000	5.000%, 06/01/2014	1,273,176
	State Finance Authority Revenue, Detroit School District, (CS: Detroit CSD)
10,355,000	5.000%, 06/01/2013	10,696,301
	State Housing Development Authority Revenue-Series A
555,000	1.450%, 11/01/2012	555,316
	State Strategic Fund Limited Obligations Revenue, Detroit Education Court (CS: Detroit Edison Co.)
3,000,000	3.050%, 08/01/2024 (Putable on 12/03/2012)	3,014,040
	State Strategic Fund Limited Obligations Revenue, Press-Way, Inc., VRDN (LOC: Bank One, Michigan)
800,000	0.550%, 05/01/2018 (Putable on 08/07/2012) (a)	800,000
	State Strategic Fund Limited Obligations Revenue, Waste Management, Inc. (CS: Waste Management, Inc.)
1,500,000	3.200%, 08/01/2027 (Putable on 08/01/2013)	1,534,830
1,910,000	4.625%, 12/01/2012	1,933,779

		31,610,388

Minnesota-0.1%
	City of Eden Prairie Multifamily Housing Revenue, Eden Prairie Leased Housing Associates I, Limited Partnership Project-Series A, VRDN (LOC: Bank of America N.A.)
2,540,000	0.650%, 03/01/2036 (Putable on 08/07/2012) (a)	2,540,000

Mississippi-0.8%
	State Business Finance Corp., Gulf Opportunity Zone Revenue, Coast Electric Power Association-Series C, VRDN (SPA: National Rural Utilities Cooperative Finance Corp.)
3,500,000	0.600%, 05/01/2037 (Putable on 11/01/2012) (a)	3,499,895
	State Business Finance Corp., Hattiesburg Clinic Professional Association Project, VRDN (LOC: Regions Bank)
6,495,000	0.850%, 11/01/2026 (Putable on 08/07/2012) (a)	6,495,000
	State Business Finance Corp., Tri-State Truck Center, Inc. Project, VRDN (LOC: Regions Bank)
5,040,000	0.950%, 03/01/2033 (Putable on 08/07/2012) (a)	5,040,000

		15,034,895

Missouri-0.7%
	Bridgeton Industrial Development Authority Revenue, Formtek Metal Processing, Inc. Project, VRDN (LOC: Bank of America, N.A.)
2,950,000	0.550%, 07/01/2030 (Putable on 08/02/2012) (a)	2,950,000
	City of Brentwood Refunding Revenue, 8300 Eager Road Project Phase 1-Series A, VRDN (LOC: Compass Bank)
7,400,000	1.760%, 11/01/2023 (Putable on 08/07/2012) (a)	7,400,000
	Joplin Industrial Development Authority Health Facilities Revenue, Freeman Health System
250,000	2.500%, 02/15/2013	251,882

	State Health & Educational Facilities Authority Revenue, Private Education Working Capital Loan Program-Series B (CS: Rockhurst University)
1,500,000	3.000%, 04/25/2013	1,512,255

		12,114,137

Nebraska-0.1%
	Central Plains Energy Project, Gas Project Revenue (Project No. 3)
500,000	3.000%, 09/01/2013	508,905
655,000	4.000%, 09/01/2014	686,584

		1,195,489

Nevada-1.4%
	Clark County Airport System Subordinate Lien Revenue-Series A-2, VRDN (SPA: Banco Bilbao Vizcaya)
9,100,000	0.930%, 07/01/2022 (Putable on 08/07/2012) (a)	9,100,000
	Clark County Airport System Subordinate Lien Revenue-Series C-3, VRDN (LOC: Landesbank Baden-Wurttemberg)
5,350,000	0.750%, 07/01/2029 (Putable on 08/07/2012) (a)	5,350,000
	Las Vegas Valley Water District General Obligation, Water Improvement-Series B, VRDN (SPA: Dexia Credit Local)
10,980,000	0.600%, 06/01/2036 (Putable on 08/01/2012) (a)	10,980,000

		25,430,000

New Jersey-11.4%
	Borough of Wood-Ridge General Obligation Anticipation Notes
7,000,000	1.500%, 02/19/2013	7,019,250
	City of Newark General Improvement Bond Anticipation Notes-Series B
12,200,000	3.500%, 12/13/2012	12,276,128
	City of Newark Tax Anticipation Notes-Series A
14,000,000	2.400%, 02/20/2013	14,026,040
	City of Newark, General Obligation Notes-Series B
4,000,000	2.500%, 06/28/2013	4,023,520
	Gloucester County Improvement Authority, Waste Management, Inc.-Series A (CS: Waste Management, Inc.)
4,625,000	2.625%, 12/01/2029 (Putable on 12/03/2012)	4,657,514
	Gloucester County Improvement Authority, Waste Management, Inc.-Series B (CS: Waste Management, Inc.)
1,000,000	3.375%, 12/01/2029 (Putable on 12/03/2012)	1,008,510
	Hudson County Improvement Authority Revenue
20,000,000	1.500%, 08/07/2013	20,161,200
	Jersey City Municipal Utilities Authority Revenue-Series A (CS: Assured Guaranty)
665,000	3.000%, 10/15/2012	667,108
	State Economic Development Authority Cigarette Tax Revenue,
3,000,000	5.000%, 06/15/2013	3,116,850
	State Economic Development Authority Revenue, Arbor Glen of Bridgewater Project, VRDN (LOC: Sovereign Bank N.A.)
9,890,000	1.120%, 05/15/2033 (Putable on 08/07/2012) (a)	9,890,000
	State Economic Development Authority Revenue, Geriatric Services Housing Corp., Inc.- CNJJHA Assisted Living Project, VRDN (CS: Geriatric Services Housing Corp)
7,775,000	0.400%, 11/01/2031 (Putable on 08/07/2012) (a)	7,775,000
	State Economic Development Authority Revenue, Port Newark Container Terminal LLC Project-Series-B, VRDN (LOC: Sovereign Bank N.A.)
36,300,000	2.000%, 07/01/2030 (Putable on 08/07/2012) (a)	36,300,000
	State Health Care Facilities Financing Authority Revenue, Barnabas Health Issues-Series A
3,035,000	5.000%, 07/01/2013	3,155,581
	State Health Care Facilities Financing Authority Revenue, Meridian Health System Obligated Group Issue
500,000	4.000%, 07/01/2013	514,445

	State Higher Education Assistance Authority Student Loan Revenue-Series 1
2,200,000	3.000%, 12/01/2012	2,213,112
	State Higher Education Student Assistance Authority Senior Student Loan Revenue-Series-1A
300,000	3.000%, 12/01/2013	307,815
500,000	4.000%, 12/01/2014	528,870
	State Housing & Mortgage Finance Agency Revenue-Series 3, VRDN (LOC: Dexia Credit Local)
4,890,000	1.800%, 11/01/2046 (Putable on 08/07/2012) (a)	4,890,000
	State Turnpike Authority Revenue-Series D, VRDN (LOC: Societe Generale)
58,000,000	0.650%, 01/01/2018 (Putable on 08/07/2012) (a)	58,000,000
	The City of New Brunswick Housing Authority Revenue, Public Improvement Refunding Bonds, Golden Triangle Project (CS: Assured Guaranty Municipal)
580,000	1.500%, 08/01/2012	580,000
	Town of Harrison Tax Anticipation Notes,
3,980,000	3.375%, 02/15/2013	3,995,363
	Township of Lyndhurst Bond Anticipation Notes,
10,000,000	1.750%, 02/15/2013	10,019,300
3,297,500	1.750%, 03/21/2013	3,304,853

		208,430,459

New Mexico-0.3%
	State Hospital Equipment Loan Council Revenue, Dialysis Clinic, Inc. Project, VRDN (LOC: SunTrust Bank)
5,000,000	0.600%, 07/01/2025 (Putable on 08/07/2012) (a)	5,000,000

New York-16.3%
	Broome County Industrial Development Agency Civic Facility Revenue, Elizabeth Church Manor Nursing Home Project, VRDN (LOC: Sovereign Bank N.A.)
3,155,000	1.750%, 02/01/2029 (Putable on 08/01/2012) (a)	3,155,000
	Broome County Industrial Development Agency Civic Facility Revenue, Methodist Homes for the Aging of the Wyoming Project, VRDN (LOC: Sovereign Bank N.A.)
1,380,000	1.750%, 02/01/2029 (Putable on 08/01/2012) (a)	1,380,000
	City of Long Beach General Obligation Bond Unlimited,
1,700,000	4.150%, 04/19/2013	1,705,899
	City of New York, Series A-5, VRDN (LOC: KBC Bank NV)
3,400,000	0.380%, 08/01/2015 (Putable on 08/01/2012) (a)	3,400,000
	City of New York General Obligation Bond Unlimited-Subseries H-1, VRDN
17,580,000	0.270%, 01/01/2036 (Putable on 08/01/2012) (a)	17,580,000
	Metropolitan Transportation Authority Dedicated Tax Fund Refunding Revenue-Subseries B-4, VRDN (LOC: KBC Bank NV)
34,200,000	0.630%, 11/01/2025 (Putable on 08/07/2012) (a)	34,200,000
	Nassau County General Obligation Notes Unlimited-Series A
8,500,000	2.500%, 09/30/2012	8,528,305
	Nassau County Revenue Anticipation Notes-Series A
17,000,000	2.000%, 03/29/2013	17,167,450
	Nassau County Revenue Anticipation Notes-Series B
6,000,000	2.000%, 04/30/2013	6,064,920
	Rockland County Bond Anticipation Notes-Series A
6,655,000	2.000%, 04/19/2013	6,653,536
	Rockland County General Obligation Revenue Anticipation Notes-Series B
8,000,000	3.750%, 06/28/2013	8,067,600
	Rockland County Revenue Anticipation Notes
10,000,000	2.500%, 03/06/2013	10,029,700
	Rockland County Revenue Anticipation Notes- Series B
995,000	2.250%, 09/21/2012	995,358
12,000,000	2.500%, 09/21/2012	12,008,400

	Rockland County Tax Anticipation Notes,
15,000,000	2.500%, 03/06/2013	15,040,050
	Roosevelt Union Free School District Bond, Anticipation Notes for School Construction
15,500,000	2.250%, 09/27/2012	15,527,125
	State Environmental Facilities Corp. Solid Waste Disposal Revenue, Waste Management, Inc. Project, VRDN
8,000,000	0.650%, 05/01/2030 (Putable on 08/01/2012) (a)	8,000,000
	State Housing Finance Agency Revenue, Related-42nd and 10th Housing-Series A, VRDN (LOC: Landesbank Baden-Wurttemberg)
53,850,000	0.850%, 11/01/2041 (Putable on 08/07/2012) (a)	53,850,000
	Suffolk County Revenue Anticipation Notes,
25,000,000	2.000%, 03/28/2013	25,211,750
	Town of Fishkill Bond Anticipation Notes-Series A
1,250,000	3.250%, 07/19/2013	1,259,438
	Ulster County Industrial Development Agency, Civic Facility Revenue, Kingston Regional Senior Living Corp.-Woodland Pond At New Paltz Project-Series C, VRDN (LOC: Sovereign Bank N.A.)
5,000,000	1.110%, 09/15/2037 (Putable on 08/02/2012) (a)	5,000,000
	Westchester County Industrial Development Agency, Civic Facilities Revenue, Catharine Field Home/The Seabury at Field Home Civic Facility, VRDN (LOC: Sovereign Bank N.A.)
13,620,000	1.130%, 01/01/2031 (Putable on 08/07/2012) (a)	13,620,000
	Westchester County Industrial Development Agency, Continuing Care Retirement Community Revenue, Kendal on Hudson Project, VRDN (LOC: Sovereign Bank N.A.)
28,000,000	1.130%, 01/01/2034 (Putable on 08/07/2012) (a)	28,000,000
	Westchester Tobacco Asset Securitization Corp. (CS: Westchester Tobacco)
500,000	5.000%, 06/01/2026	503,500

		296,948,031

North Carolina-1.2%
	Davidson County Industrial Facilities & Pollution Control Financing Authority Revenue, Dieboid, Inc., VRDN (LOC: Bank of America N.A.)
6,500,000	1.050%, 06/01/2017 (Putable on 08/07/2012) (a)	6,500,000
	State Capital Facilities Finance Agency Solid Waste Disposal Revenue, Republic Services, Inc.-Series B, VRDN (CS: Republic Services, Inc.)
15,000,000	0.530%, 12/01/2020 (Putable on 09/01/2012) (a)	15,000,150

		21,500,150

Ohio-4.9%
	Columbus Regional Airport Authority Revenue, West Bay Apartments Project, VRDN (LOC: Sovereign Bank N.A.)
7,800,000	1.800%, 12/01/2034 (Putable on 08/07/2012) (a)	7,800,000
	Cuyahoga County Health Care and Independent Living Facilities Revenue, Eliza Jenings Senior Care Network Project-Series B, VRDN (LOC: Sovereign Bank N.A.)
15,125,000	1.150%, 05/01/2042 (Putable on 08/07/2012) (a)	15,125,000
	Marysville Tax Increment Financing Revenue, City Gate Development-Series B (LOC: Fifth Third Bank)
1,575,000	2.500%, 08/29/2012	1,575,992
	Marysville Tax Increment Financing Revenue, Coleman’s Crossing Development-Series A (LOC: Fifth Third Bank)
3,005,000	2.500%, 08/29/2012	3,006,893
	State Housing Finance Agency Mortgage Revenue, Residential Mortgage-Backed Securities Program-Series B, VRDN (SPA: KBC Bank NV)
18,800,000	0.740%, 09/01/2038 (Putable on 08/07/2012) (a)	18,800,000
	State Housing Finance Agency Mortgage Revenue, Residential Mortgage-Backed Securities Program-Series E, VRDN (SPA: KBC Bank N.V.)
38,100,000	1.000%, 09/01/2038 (Putable on 08/07/2012) (a)	38,100,000

	State Water Development Authority, Solid Waste Revenue, VRDN (CS: Waste Management, Inc.)
3,000,000	4.670%, 11/01/2022 (Putable on 11/01/2012) (a)	3,028,170
	Warrensville Heights Bond, Anticipation Notes-Series 2
2,852,000	2.375%, 09/06/2012	2,856,250

		90,292,305

Oklahoma-1.4%
	State Development Finance Authority Continuing Care Retirement Community Revenue, Inverness Village Project-Series A, VRDN (LOC: KBC Bank NV)
25,000,000	0.450%, 01/01/2042 (Putable on 08/07/2012) (a)	25,000,000

Pennsylvania-1.3%
	Allegheny County Higher Education Building Authority University Revenue, Chatham University-Series A (CS: Chatham University)
250,000	3.000%, 09/01/2013	255,345
	City of Philadelphia Airport Revenue-Series A
750,000	4.000%, 06/15/2013	771,143
	Cumberland County Municipal Authority Revenue, Asbury Pennsylvania Obligated Group, VRDN (LOC: KBC Bank NV)
13,890,000	0.450%, 01/01/2041 (Putable on 08/07/2012) (a)	13,890,000
	Delaware County Authority Revenue, Eastern University,
500,000	2.000%, 10/01/2012	500,580
345,000	3.000%, 10/01/2013	350,851
	State Economic Development Financing Authority Revenue, Waste Management, Inc., VRDN (CS: Waste Management, Inc.)
2,000,000	2.625%, 12/01/2033 (Putable on 12/03/2012) (a)	2,014,060
	State Economic Development Financing Authority Solid Waste Disposal Revenue, Republic Services, Inc.-Series A, VRDN (CS: Republic Services, Inc.)
6,500,000	0.650%, 04/01/2019 (Putable on 10/01/2012) (a)	6,500,000

		24,281,979

Puerto Rico-6.1%
	Government Development Bank for Puerto Rico Revenue, Senior Notes-Series C
3,725,000	5.250%, 01/01/2015	3,946,079
	State Commonwealth Aqueduct & Sewer Authority Revenue-Series A,
2,025,000	5.000%, 07/01/2015	2,196,538
	State Commonwealth Highway & Transportation Authority Revenue, Unrefunded-Series Z
745,000	6.250%, 07/01/2013	778,562
	State Commonwealth Highway & Transportation Authority Revenue, VRDN
19,235,000	0.910%, 07/01/2030 (Putable on 08/02/2012) (a)	19,235,000
37,575,000	0.910%, 07/01/2035 (Putable on 08/02/2012) (a)	37,575,000
	State Commonwealth Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, International American University Project (CS: Universidad Interamericana)
500,000	4.000%, 10/01/2014	529,220
	State Infrastructure Financing Authority Revenue, Ports Authority Project-Series C (LOC: Government Development Bank for Puerto Rico)
47,285,000	2.750%, 12/15/2026 (Putable on 06/15/2013)	47,424,963

		111,685,362

South Carolina-0.6%
	State Jobs-Economic Development Authority Industrial Revenue, Goglanian Bakeries, Inc., VRDN (LOC: Zions First National Bank)
8,000,000	1.200%, 12/01/2029 (Putable on 08/07/2012) (a)	8,000,000

	State Jobs-Economic Development Authority Industrial Revenue, South Carolina Electric & Gas Co. Project-Series B (CS: AMBAC)
1,750,000	4.200%, 11/01/2012	1,764,263
	State Jobs-Economic Development Authority Industrial Revenue, Waste Management Project, VRDN (CS: Waste Management, Inc.)
1,000,000	2.250%, 11/01/2016 (Putable on 11/01/2013) (a)	1,016,790

		10,781,053

Tennessee-3.6%
	Clarksville Public Building Authority Revenue, City of Morristown Loans, VRDN (LOC: Bank of America N.A.)
16,475,000	0.260%, 07/01/2035 (Putable on 08/01/2012) (a)	16,475,000
	Franklin County Industrial Development Board Revenue, Zanini Tennessee, Inc. Project- Series B, VRDN (LOC: Regions Bank)
2,255,000	0.250%, 12/01/2020 (Putable on 08/07/2012) (a)	2,255,000
	Franklin Public Building Authority Revenue, Local Government Public Improvement-Series- 101-A-1, VRDN (SPA: DEPFA Bank PLC)
12,550,000	0.450%, 06/01/2037 (Putable on 08/01/2012) (a)	12,550,000
	Lewisburg Industrial Development Board Solid Waste Disposal Revenue, Waste Management, Inc. of Tennessee Project, VRDN
17,000,000	0.650%, 07/02/2035 (Putable on 10/01/2012) (a)	17,000,510
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Swiss Ridge Apartments Project, VRDN (LOC: Regions Bank)
4,365,000	1.200%, 12/01/2027 (Putable on 08/07/2012) (a)	4,365,000
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, The Blakeford at Green Hills,
200,000	1.750%, 07/01/2013	200,124
170,000	2.000%, 07/01/2014	170,221
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Wedgewood-Series A, VRDN (LOC: Regions Bank)
3,285,000	1.250%, 06/01/2034 (Putable on 08/07/2012) (a)	3,285,000
	Metropolitan Government Nashville & Davidson County Industrial Development Board Revenue, Rodgers Welch Venture, VRDN (LOC: Regions Bank)
4,450,000	2.300%, 12/01/2014 (Putable on 08/07/2012) (a)	4,450,000
	Shelby County Health Educational & Housing Facilities Board, Eden Pointe Apartments, VRDN (LOC: Regions Bank)
4,705,000	1.200%, 03/01/2040 (Putable on 08/07/2012) (a)	4,705,000
	The City of Jackson Health Educational & Housing Facility Board Multifamily Revenue, Creekside Apartments Project, VRDN (LOC: First Tennessee Bank)
555,000	2.500%, 12/01/2017 (Putable on 12/01/2012) (a)	555,000

		66,010,855

Texas-3.9%
	City of Galveston Wharves & Terminal Revenue,
675,000	4.000%, 02/01/2013	684,153
	Gulf Coast Waste Disposal Authority, Environmental Facilities Revenue, American Acryl L.P. Project, VRDN (LOC: JP Morgan Chase Bank)
1,600,000	1.700%, 05/01/2038 (Putable on 08/02/2012) (a)	1,600,000
	Harris County Cultural Education Facilities Finance Corp. Revenue, YMCA of Greater Houston-Series D, VRDN (LOC: Compass Bank)
14,555,000	0.900%, 06/01/2038 (Putable on 08/01/2012) (a)	14,555,000

	Harris County Health Facilities Development Corp. Revenue, Baylor College of Medicine- Series A, VRDN (LOC: Compass Bank)
9,720,000	0.350%, 11/15/2047 (Putable on 08/07/2012) (a)	9,720,000
	HFDC of Central Texas Inc. Retirement Facility Revenue, Sears Caprock Retirement Corp. Project- Series A, VRDN (LOC Sovereign Bank N.A.)
3,180,000	1.150%, 11/01/2038 (Putable on 08/07/2012) (a)	3,180,000
	Love Field Airport Modernization Corp. Special Facilities Revenue, Southwest Airlines Co. Projects,
10,165,000	2.000%, 05/01/2013	10,231,072
	Mission Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc.-Series A, VRDN
12,000,000	0.550%, 01/01/2020 (Putable on 10/01/2012) (a)	12,000,600
	Sabine River Industrial Development Authority, Northeast Texas-NRU-84Q, VRDN (CS: National Rural Utilities Corp.)
300,000	0.800%, 08/15/2014 (Putable on 08/15/2012) (a)	300,000
	State Municipal Gas Acquisition & Supply Corp. I Gas Supply Revenue, Senior Lien-Series A
1,000,000	5.000%, 12/15/2012	1,013,470
	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series A, VRDN (LOC: Compass Bank)
13,785,000	1.200%, 06/01/2038 (Putable on 08/07/2012) (a)	13,785,000
	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series B, VRDN (LOC: Compass Bank)
4,310,000	1.200%, 06/01/2031 (Putable on 08/07/2012) (a)	4,310,000

		71,379,295

Virginia-3.2%
	Capital Beltway Funding Corp., Hot Lanes-Series B, VRDN (LOC: Banco Espirito Santo SA)
55,350,000	4.900%, 12/31/2047 (Putable on 08/07/2012) (a)	55,350,000
	Staunton Industrial Development Authority Revenue, Specialty Blades, Inc. Project, VRDN (LOC: Sun Trust Bank)
2,415,000	0.530%, 02/01/2027 (Putable on 08/07/2012) (a)	2,415,000

		57,765,000

Washington-2.2%
	King County Housing Authority, YWCA Family Village-Issaquah (CS: County Guaranteed)
700,000	2.400%, 01/01/2013	700,931
	State Health Care Facilities Authority Revenue, Kadlec Medical Center-Series B, VRDN (CS: Kadlec Medical Center; SPA: KeyBank N.A.)
21,685,000	0.630%, 12/01/2036 (Putable on 08/07/2012) (a)	21,685,000
	State Housing Finance Commission Nonprofit Revenue, YMCA of Snohomish County Project, VRDN (LOC: Bank of America N.A.)
11,580,000	0.250%, 12/01/2033 (Putable on 08/01/2012) (a)	11,580,000
	State Housing Finance Commission Revenue, Mirabella-Series A (LOC: HSH Nordbank AG)
6,870,000	1.750%, 03/01/2036 (Putable on 08/01/2012)	6,870,000

		40,835,931

Wisconsin-0.0% *
	Pewaukee Industrial Development Revenue, Schutzman/Leibl-Series A, VRDN (LOC: BMO Harris Bank N.A.)
490,000	0.540%, 06/01/2019 (Putable on 08/07/2012) (a)	490,000

Wyoming-0.2%
	Gillette Environmental Improvement Revenue, Black Hills Power and Light Co.-Series A, VRDN (CS: Black Hills Power and Light Co.)
2,855,000	2.750%, 06/01/2024 (Putable on 08/07/2012) (a)	2,855,000

	Total Municipal Bonds (Cost $1,824,361,986)	1,825,369,620

Shares

Money Market Funds-0.2%
4,230,705	BlackRock Liquidity Funds: MuniCash Portfolio, 0.09%	4,230,705

	Total Money Market Funds (Cost $4,230,705)	4,230,705

Principal Amount

Short-Term Investments-5.9%
$9,845,000	Claiborne County, Mississippi Note, 0.60%	9,845,000
20,930,000	County of Carroll, Kentucky Utilities Project, 0.55%	20,930,000
24,125,000	Massachusetts Bay, Massachusetts Transportation Authority—Series A, 1.50%	24,125,000
10,000,000	New Hampshire Business Finance Authority (NEPCO), 0.50%	10,000,000
42,000,000	New Jersey Economic Development Authority Revenue—Chambers Cogeneration LP, 0.60%	42,000,000

	Total Short-Term Investments (Cost $106,900,000)	106,900,000

	Total Investments (Cost $1,935,492,691)-106.1%	1,936,500,325
	Liabilities in Excess of Other Assets-(6.1)%	(110,774,951)

	TOTAL NET ASSETS 100.0%	$1,825,725,374

Percentages are stated as a percent of net assets. * Amount is less than 0.05%.
(a) Variable Rate Security—The rate reported is the rate in effect as of July 31, 2012.

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AMBAC-American Municipal Bond Assurance Corp.
ARN-Auction Rate Note
CS-Credit Support
CSP-Continental Structural Plastics
LOC-Letter of Credit
MBIA-Municipal Bond Investor Assurance Corp.
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SPA-Standby Purchase Agreement
VRDN-Variable Rate Demand Note

Alpine Municipal Money Market Fund

Schedule of Portfolio Investments
July 31, 2012 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-96.4%

California-0.5%
	Pollution Control Financing Authority, Solid Waste Disposal, Heritage Dairy, VRDN (LOC: Wells Fargo Bank N.A.)
$1,500,000	0.400%, 10/01/2027 (Putable on 08/07/2012) (a)	$1,500,000

Colorado-4.4%
	Housing & Finance Authority Economic Development Revenue, Corey Building LLC-Series A, VRDN (LOC: Wells Fargo Bank N.A.)
1,530,000	0.300%, 02/01/2029 (Putable on 08/07/2012) (a)	1,530,000
	Housing & Finance Authority Economic Development Revenue, Monaco LLC-Series A, VRDN (LOC: UMB Bank N.A.)
2,940,000	0.300%, 12/01/2027 (Putable on 08/07/2012) (a)	2,940,000
	Housing & Finance Authority Economic Development Revenue, Top Shop-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,140,000	0.350%, 09/01/2035 (Putable on 08/07/2012) (a)	1,140,000
	Jefferson County Industrial Development Revenue, Epi-Center LLC, VRDN (LOC: JPMorgan Chase Bank)
1,462,000	0.350%, 12/01/2025 (Putable on 08/07/2012) (a)	1,462,000
	State Health Facilities Authority Revenue, National Jewish Medical and Research Center Project, VRDN (LOC: UMB Bank N.A.)
5,700,000	0.220%, 01/01/2035 (Putable on 08/07/2012) (a)	5,700,000

		12,772,000

Florida-3.7%
	Alachua County Industrial Development Revenue, Florida Rock Industries, Inc. Project, VRDN (LOC: Bank of America N.A.)
1,000,000	0.940%, 11/01/2022 (Putable on 08/07/2012) (a)	1,000,000
	Lee County Industrial Development Health Care Authority Revenue, Shady Rest Care Pavilion, VRDN (LOC: Fifth Third Bank)
3,585,000	0.310%, 06/01/2025 (Putable on 08/07/2012) (a)	3,585,000
	Manatee County Industrial Development Revenue, Gaemmerler U.S. Corp., VRDN (LOC: Wells Fargo Bank N.A.)
3,510,000	0.380%, 10/01/2035 (Putable on 08/07/2012) (a)	3,510,000
	Sarasota County Industrial Development Revenue, Tervis Tumbler Co., VRDN (LOC: Bank of America N.A.)
2,600,000	0.940%, 11/01/2024 (Putable on 08/07/2012) (a)	2,600,000

		10,695,000

Georgia-2.1%
	Fulton County Development Authority Industrial Development Revenue, Leggett & Platt, Inc., VRDN (LOC: Wells Fargo Bank N.A.)
4,000,000	0.400%, 06/01/2027 (Putable on 08/07/2012) (a)	4,000,000
	Walton County Industrial Building Authority Industrial Developement Revenue, Leggett & Platt, Inc. Project, VRDN (LOC: Wells Fargo Bank N.A.)
2,050,000	0.400%, 10/01/2017 (Putable on 08/07/2012) (a)	2,050,000

		6,050,000

Illinois-12.8%
	City of Chicago Industrial Development Revenue, Enterprise Center VII, VRDN (LOC: Bank of America N.A.)
1,000,000	0.550%, 06/01/2022 (Putable on 08/07/2012) (a)	1,000,000

	City of Chicago Industrial Development Revenue, Victoria Limited, LLC, VRDN (LOC: Bank of America N.A.)
2,600,000	0.600%, 03/01/2034 (Putable on 08/07/2012) (a)	2,600,000
	City of Chicago O’Hare International Airport, Rocs RR II-Series R-011312, VRDN (CS: Assured Guaranty; LIQ FAC: CitiBank N.A.)
14,645,000	0.300%, 01/01/2016 (Putable on 08/07/2012) (a)	14,645,000
	City of East Moline, Rock Island County Industrial Development Revenue, Elliott Aviation, VRDN (LOC: U.S. Bank N.A.)
1,120,000	0.550%, 12/01/2019 (Putable on 08/07/2012) (a)	1,120,000
	Des Plaines Industrial Development Revenue, MMP Properties LLC, VRDN (LOC: JPMorgan Chase Bank)
580,000	0.420%, 10/01/2018 (Putable on 08/07/2012) (a)	580,000
	Elmhurst Industrial Development Revenue, John Sakash Co., Inc. Project, VRDN (LOC: Bank of America N.A.)
1,200,000	0.940%, 02/01/2025 (Putable on 08/07/2012) (a)	1,200,000
	Finance Authority Industrial Development Revenue, 2500 DevelGroup LLC-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,125,000	0.420%, 01/01/2021 (Putable on 08/07/2012) (a)	1,125,000
	Finance Authority Industrial Development Revenue, Alpha Beta Press, Inc.-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,070,000	0.420%, 06/01/2020 (Putable on 08/07/2012) (a)	1,070,000
	Finance Authority Industrial Development Revenue, Church Road Partnership, VRDN (LOC: JPMorgan Chase Bank)
445,000	0.420%, 10/01/2017 (Putable on 08/07/2012) (a)	445,000
	Finance Authority Industrial Development Revenue, Fine Points LLC, VRDN (LOC: JPMorgan Chase Bank)
340,000	0.620%, 01/01/2018 (Putable on 08/07/2012) (a)	340,000
	Finance Authority Industrial Development Revenue, Industrial Steel Construction, Inc., VRDN (LOC: JPMorgan Chase Bank)
1,800,000	0.420%, 07/15/2023 (Putable on 08/07/2012) (a)	1,800,000
	Finance Authority Industrial Development Revenue, Merug LLC-Series B, VRDN (LOC: JPMorgan Chase Bank)
665,000	0.420%, 12/01/2018 (Putable on 08/07/2012) (a)	665,000
	Phoenix Realty Special Account-U LP MultiFamily Housing Revenue, Brightons Mark, VRDN (LOC: Northern Trust Co.)
4,000,000	0.270%, 04/01/2020 (Putable on 08/07/2012) (a)	4,000,000
	Village of Crestwood, Cook County, Tax Increment Revenue, 135th & Cicero Redevelopment Project, VRDN (LOC: Fifth Third Bank)
3,000,000	0.310%, 12/01/2023 (Putable on 08/07/2012) (a)	3,000,000
	Village of Hanover Park Industrial Development Revenue, Spectra-Tech, Inc. Project, VRDN (LOC: BMO Harris Bank N.A.)
515,000	0.540%, 08/01/2017 (Putable on 08/07/2012) (a)	515,000
	Village of Wheeling Industrial Project Revenue, V-S Industries, Inc. Project, VRDN (LOC: JPMorgan Chase Bank)
450,000	0.550%, 12/01/2015 (Putable on 08/07/2012) (a)	450,000
	Village of Woodridge Du Page Will & Cook Counties Industrial Development Revenue, Home Run Inn Frozen Food, VRDN (LOC: JPMorgan Chase Bank)
2,350,000	0.420%, 10/01/2025 (Putable on 08/07/2012) (a)	2,350,000

		36,905,000

Indiana-1.9%
	Hobart Economic Development Revenue, Albanese Confectionery-Series A, VRDN (LOC: BMO Harris Bank N.A.)
3,385,000	0.290%, 07/01/2031 (Putable on 08/07/2012) (a)	3,385,000
	State Development Finance Authority Development Revenue, TTP, Inc. Project, VRDN (LOC: Bank of America N.A.)
1,970,000	0.650%, 02/01/2026 (Putable on 08/07/2012) (a)	1,970,000

		5,355,000

Kansas-0.4%
	State Development Finance Authority Multifamily Housing Revenue, Four Seasons Apartments, VRDN (LOC: U.S. Bank N.A.)
1,110,000	0.320%, 04/01/2036 (Putable on 08/07/2012) (a)	1,110,000

Kentucky-0.6%
	Montgomery County Industrial Building Revenue, Connecticut Fineblanking Corp., VRDN (LOC: Bank of America N.A.)
1,795,000	0.550%, 08/01/2015 (Putable on 08/07/2012) (a)	1,795,000

Louisiana-1.2%
	Caddo-Bossier Parishes Port Commission Revenue, Oakley Louisiana, Inc., VRDN (LOC: Bank of America N.A.)
2,755,000	0.550%, 01/01/2028 (Putable on 08/07/2012) (a)	2,755,000
	Parish of Ascension Revenue, BASF Corp., VRDN (CS: BASF Corp.)
700,000	0.310%, 12/01/2028 (Putable on 08/01/2012) (a)	700,000

		3,455,000

Maryland-1.5%
	State Health & Higher Educational Facilities Authority Revenue, Glen Meadows Retirement Community Issue-Series A, VRDN (LOC: TD Bank N.A.)
3,225,000	0.150%, 07/01/2029 (Putable on 08/07/2012) (a)	3,225,000
	State Industrial Development Financing Authority Revenue, Greater Washington Jewish Community, VRDN (LOC: PNC Bank N.A.)
1,131,000	0.750%, 12/01/2018 (Putable on 08/07/2012) (a)	1,131,000

		4,356,000

Michigan-6.7%
	Kalamazoo County Economic Development Authority Limited Obligation Revenue, W.B.C Properties LP, VRDN (LOC: Fifth Third Bank)
3,090,000	0.370%, 09/01/2015 (Putable on 08/07/2012) (a)	3,090,000
	Lake Superior State University Board of Trustees General Revenue, (CS: Assured Guaranty/Lake Superior State University)
200,000	2.000%, 11/15/2012	200,921
	Sterling Heights Economic Development Corp. Revenue, Kunath Enterprises LLC, VRDN (LOC: JPMorgan Chase Bank)
200,000	0.620%, 02/01/2016 (Putable on 08/07/2012) (a)	200,000
	Strategic Fund Limited Obligation Revenue, Dawnbreakers LLC, VRDN (LOC: Fifth Third Bank)
1,005,000	0.360%, 05/01/2018 (Putable on 08/07/2012) (a)	1,005,000
	Strategic Fund Limited Obligation Revenue, Envelope Printery, Inc., VRDN (LOC: Fifth Third Bank)
1,400,000	0.360%, 03/01/2027 (Putable on 08/07/2012) (a)	1,400,000
	Strategic Fund Limited Obligation Revenue, Glastender, Inc., VRDN (LOC: JPMorgan Chase Bank)
7,015,000	0.440%, 11/01/2023 (Putable on 08/07/2012) (a)	7,015,000
	Strategic Fund Limited Obligation Revenue, Merrill Tool Holding Co. Project-Series B, VRDN (LOC: Bank of America N.A.)
550,000	0.560%, 06/01/2025 (Putable on 08/07/2012) (a)	550,000
	Strategic Fund Limited Obligation Revenue, Sacred Heart Rehabilitation Center, VRDN (LOC: Fifth Third Bank)
5,800,000	0.310%, 03/01/2037 (Putable on 08/07/2012) (a)	5,800,000

		19,260,921

Minnesota-0.5%
	Blooming Prairie Industrial Development Revenue, Metal Services, VRDN (LOC: U.S. Bank N.A.)
1,380,000	0.400%, 12/01/2026 (Putable on 08/07/2012) (a)	1,380,000

Mississippi-3.5%
	State Business Finance Commission Gulf Opportunity Zone Industrial Revenue, Chevron U.S.A., Inc. Project-Series G, VRDN (CS: Chevron Corp.)
10,000,000	0.150%, 11/01/2035 (Putable on 08/01/2012) (a)	10,000,000

Nevada-0.9%
	State Housing Division Multi-Unit Housing Revenue, L’Octaine Urban Apartments, VRDN (LOC: CitiBank N.A.)
2,565,000	0.280%, 04/01/2036 (Putable on 08/02/2012) (a)	2,565,000

New Jersey-10.4%
	Hudson County Improvement Authority, Guaranteed Pooled Notes, Local Unit Loan Program-Series L-1 (CS: Hudson County, NJ)
7,081,600	2.000%, 06/05/2013	7,149,723
	State Health Care Facilities Financing Authority Revenue, Virtua Health Issue-Series D (LOC: TD Bank N.A.)
10,000,000	0.130%, 07/01/2043 (Putable on 08/07/2012)	10,000,000
	State Turnpike Authority Revenue-Series D, VRDN (LOC: Societe Generale)
12,850,000	0.650%, 01/01/2018 (Putable on 08/07/2012) (a)	12,850,000

		29,999,723

New Mexico-2.0%
	Albuquerque Industrial Development Revenue, Karsten Co.-Series A, VRDN (LOC: U.S. Bank N.A.)
750,000	0.310%, 12/01/2017 (Putable on 08/07/2012) (a)	750,000
	Santa Fe County Education Facility Revenue, Archdioceses of Santa Fe School Project-Series A, VRDN (LOC: U.S. Bank N.A.)
5,000,000	0.210%, 06/01/2028 (Putable on 08/07/2012) (a)	5,000,000

		5,750,000

New York-10.4%
	City of Albany Industrial Development Agency, Tax-Exempt Civic Facility Revenue, Albany Institute of History and Art Project-Series A, VRDN (LOC: KeyBank N.A.)
1,175,000	0.430%, 06/01/2019 (Putable on 08/07/2012) (a)	1,175,000
	City of New York General Obligation Bonds Unlimited-Subseries G-7, VRDN (LOC: Bank Tokyo-Mitsubishi UFJ)
14,000,000	0.140%, 04/01/2042 (Putable on 08/01/2012) (a)	14,000,000
	Madison County Industrial Development Agency, Owl Wire & Cable, Inc.-Series A, VRDN (LOC: KeyBank N.A.)
1,700,000	0.340%, 12/01/2012 (Putable on 08/07/2012) (a)	1,700,000
	Metropolitan Transportation Authority Dedicated Tax Fund Refunding Revenue-Subseries B-4, VRDN (LOC: KBC Bank NV)
7,000,000	0.630%, 11/01/2025 (Putable on 08/07/2012) (a)	7,000,000
	Monroe County Industrial Development Agency, Hillside Children’s Center, VRDN (LOC: KeyBank N.A.)
2,120,000	0.290%, 08/01/2018 (Putable on 08/07/2012) (a)	2,120,000
	New York City Industrial Development Agency, Allway Tools, Inc., VRDN (LOC: CitiBank N.A.)
805,000	0.650%, 08/01/2017 (Putable on 08/07/2012) (a)	805,000

	State Dormitory Authority Revenue, City University System Consolidated Fifth General Resolution-Series D, VRDN (LOC: TD Bank N.A.)
1,300,000	0.120%, 07/01/2031 (Putable on 08/07/2012) (a)	1,300,000
	State Dormitory Authority Revenue, Northern Westchester Hospital Association, VRDN (LOC: TD Bank N.A.)
2,100,000	0.130%, 11/01/2034 (Putable on 08/07/2012) (a)	2,100,000

		30,200,000

North Carolina-0.3%
	Davidson County Industrial Facilities & Pollution Control Financing Authority Revenue, Dieboid, Inc., VRDN (LOC: Bank of America N.A.)
1,000,000	1.050%, 06/01/2017 (Putable on 08/07/2012) (a)	1,000,000

Ohio-2.3%
	Cuyahoga County Civic Facilities, Fairfax Development Corp., VRDN (LOC: KeyBank N.A.)
3,595,000	0.290%, 06/01/2022 (Putable on 08/07/2012) (a)	3,595,000
	Stark County Industrial Development Authority, H-P Products, Inc., VRDN (LOC: KeyBank N.A.)
2,465,000	0.340%, 06/01/2018 (Putable on 08/07/2012) (a)	2,465,000
	State Air Quality Development Authority, Pollution Control Revenue, The Timken Co. Project, VRDN (LOC: KeyBank N.A.)
500,000	0.350%, 06/01/2033 (Putable on 08/07/2012) (a)	500,000

		6,560,000

Oregon-1.4%
	State Economic Development Revenue, Oregon Precision Industries, Inc. Project-Series 204A, VRDN (LOC: Bank of America N.A.)
1,000,000	0.550%, 12/01/2026 (Putable on 08/07/2012) (a)	1,000,000
	State Economic Development Revenue, YoCream, VRDN (LOC: KeyBank N.A.)
3,000,000	0.290%, 02/01/2037 (Putable on 08/07/2012) (a)	3,000,000

		4,000,000

Pennsylvania-6.7%
	Beaver County Industrial Development Authority, BASF Corp., VRDN (CS: BASF Corp.)
2,200,000	0.310%, 09/01/2032 (Putable on 08/07/2012) (a)	2,200,000
	Higher Educational Facilities Authority, Holy Family College-Series A, VRDN (LOC: TD Bank N.A.)
3,140,000	0.130%, 12/01/2032 (Putable on 08/07/2012) (a)	3,140,000
	Philadelphia Authority for Industrial Development, Gift of Life Donor Program, VRDN (LOC: TD Bank N.A.)
8,560,000	0.130%, 12/01/2034 (Putable on 08/07/2012) (a)	8,560,000
	Washington County Hospital Authority Revenue, Washington Hospital-Series A, VRDN (LOC: Wells Fargo Bank N.A.)
5,545,000	0.450%, 07/01/2037 (Putable on 07/01/2013) (a)	5,545,000

		19,445,000

South Carolina-2.3%
	State Jobs-Economic Development Authority, Dorris Properties LLC Project, VRDN (LOC: TD Bank N.A.)
2,400,000	0.290%, 07/01/2032 (Putable on 08/07/2012) (a)	2,400,000
	State Jobs-Economic Development Authority, Franco Manufacturing Co., Inc., VRDN (LOC: Bank of America N.A.)
3,200,000	0.550%, 05/01/2019 (Putable on 08/07/2012) (a)	3,200,000

	State Jobs-Economic Development Authority, Supreme Machined Products Co., VRDN (LOC: Bank of America N.A.)
1,200,000	0.650%, 06/01/2015 (Putable on 08/07/2012) (a)	1,200,000

		6,800,000

Tennessee-2.6%
	Hendersonville Industrial Development Board-Series A, VRDN (LOC: Fifth Third Bank)
7,500,000	0.310%, 05/01/2036 (Putable on 08/07/2012) (a)	7,500,000

Texas-7.4%
	Dallam County Industrial Development Corp., Rick & Janice Van Ryan, VRDN (LOC: Wells Fargo Bank N.A.)
2,600,000	0.400%, 07/01/2037 (Putable on 08/07/2012) (a)	2,600,000
	Fort Bend County Industrial Development Corp., Aaron Rents, Inc., VRDN (LOC: Wells Fargo Bank N.A.)
3,250,000	0.380%, 01/01/2026 (Putable on 08/07/2012) (a)	3,250,000
	Jefferson County Industrial Development Corp. Hurricane Ike Disaster Area Revenue, Jefferson Refinery LLC Project, VRDN (CS: Branch Bank & Trust, Jefferson Refinery LLC)
870,000	0.450%, 12/01/2040 (Putable on 09/27/2012) (a)	870,000
	Jefferson County Industrial Development Corp. Revenue, Jefferson Refinery LLC-Series A, VRDN (CS: Branch Bank & Trust, Jefferson Refinery LLC)
9,000,000	0.450%, 12/01/2040 (Putable on 09/27/2012) (a)	9,000,000
	Port Arthur Navigation District Revenue, BASF Corp., VRDN (CS: BASF Corp.)
5,600,000	0.310%, 04/01/2033 (Putable on 08/07/2012) (a)	5,600,000

		21,320,000

Utah-0.6%
	City of West Jordan Industrial Development Revenue, PenCo Products, Inc., VRDN (LOC: KeyBank N.A.)
1,860,000	1.000%, 04/01/2019 (Putable on 08/07/2012) (a)	1,860,000

Vermont-0.2%
	Economic Development Authority, Hazelett Strip-Casting, VRDN (LOC: KeyBank N.A.)
485,000	0.340%, 12/01/2012 (Putable on 08/07/2012) (a)	485,000

Virginia-1.6%
	Brunswick County Industrial Development Authority Revenue, Aegis Waste Solutions, Inc., VRDN (LOC: Bank of America N.A.)
3,000,000	0.400%, 01/01/2017 (Putable on 08/07/2012) (a)	3,000,000
	City of Emporia Industrial Development Authority Revenue, Toll VA III, L.P. Project, VRDN (LOC: Bank of America N.A.)
1,600,000	0.550%, 11/01/2023 (Putable on 08/07/2012) (a)	1,600,000

		4,600,000

Washington-3.6%
	Economic Development Finance Authority, Art & Theresa Mensonides-Series I, VRDN (LOC: Wells Fargo Bank N.A.)
1,140,000	0.400%, 10/01/2016 (Putable on 08/07/2012) (a)	1,140,000
	Economic Development Finance Authority, Belina Interiors, Inc.-Series E, VRDN (LOC: KeyBank N.A.)
1,400,000	1.000%, 08/01/2033 (Putable on 08/07/2012) (a)	1,400,000
	Economic Development Finance Authority, Belina Interiors, Inc.-Series F, VRDN (LOC: KeyBank N.A.)
1,110,000	1.000%, 11/01/2023 (Putable on 08/07/2012) (a)	1,110,000
	Economic Development Finance Authority, Wesmar Co., Inc. Project-Series F, VRDN (LOC: U.S. Bank N.A.)
2,745,000	0.300%, 07/01/2032 (Putable on 08/07/2012) (a)	2,745,000

	Port Bellingham Industrial Development Corp., Wood Stone Corp., VRDN (LOC: KeyBank N.A.)
2,805,000	0.340%, 02/01/2027 (Putable on 08/07/2012) (a)	2,805,000
	Seattle Housing Authority Revenue, Douglas Apartments, VRDN (LOC: KeyBank N.A.)
1,330,000	0.330%, 06/01/2040 (Putable on 08/07/2012) (a)	1,330,000

		10,530,000

Wisconsin-3.9%
	City of Baraboo, Industrial Development Revenue, Series 2007, Teel Plastics, Inc., Project, VRDN (LOC: BMO Harris Bank N.A.)
2,180,000	0.540%, 11/01/2042 (Putable on 08/07/2012) (a)	2,180,000
	Mequon Industrial Development Revenue, Gateway Plastics, Inc.-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,000,000	0.420%, 08/01/2026 (Putable on 08/07/2012) (a)	1,000,000
	Mequon Industrial Development Revenue, SPI Lighting, VRDN (LOC: BMO Harris Bank N.A.)
1,665,000	0.540%, 12/01/2023 (Putable on 08/07/2012) (a)	1,665,000
	Milwaukee Redevelopment Authority, Kubin Nicholson Corp Project-Series A, VRDN (LOC: BMO Harris Bank N.A.)
500,000	0.540%, 08/01/2020 (Putable on 08/07/2012) (a)	500,000
	Rhinelander Industrial Development Revenue, Super Diesel/SDI Properties, VRDN (LOC: JPMorgan Chase Bank)
1,025,000	0.460%, 07/01/2021 (Putable on 08/07/2012) (a)	1,025,000
	Village of Menomonee Falls Industrial Development Revenue, AJ Die-Namics Project, VRDN (LOC: BMO Harris Bank N.A.)
3,020,000	0.540%, 11/01/2036 (Putable on 08/07/2012) (a)	3,020,000
	Village of Mukwonago Industrial Development Revenue, Empire Level Industrial Project, VRDN (LOC: BMO Harris Bank N.A.)
975,000	0.540%, 08/01/2014 (Putable on 08/07/2012) (a)	975,000
	Wausau Industrial Development Revenue, Apogee Enterprises, Inc., VRDN (LOC: Comerica Bank)
1,000,000	0.400%, 03/01/2022 (Putable on 08/07/2012) (a)	1,000,000

		11,365,000

	Total Municipal Bonds (Cost $278,613,644)	278,613,644

Shares

Money Market Funds-0.8%
2,458,962	BlackRock Liquidity Funds: MuniCash Portfolio, 0.09%	2,458,962

	Total Money Market Funds (Cost $2,458,962)	2,458,962

Principal Amount

Short-Term Investments-2.8%
$8,000,000	New Jersey Economic Development Authority Revenue—Chambers Cogeneration LP, 0.60%	8,000,000

	Total Short-Term Investments (Cost $8,000,000)	8,000,000

	Total Investments (Cost $289,072,606)-100.0%	289,072,606
	Other Assets in Excess of Liabilities-0.0%*	9,821

	TOTAL NET ASSETS 100.0%	$289,082,427

Percentages are stated as a percent of net assets.
* Amount is less than 0.05%.
(a) Variable Rate Security—The rate reported is the rate in effect as of July 31, 2012.
CS-Credit Support

LIQ FAC-Liquidity Facility
LOC-Letter of Credit
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
VRDN-Variable Rate Demand Note

Alpine Income Trust

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees. In computing the Fund’s net asset value, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset values are not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00 p.m., Eastern time), the security will be priced at fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Municipal Money Market Fund values its investments at amortized cost, which approximates market value. Pursuant to Rule 2a-7 of the 1940 Act, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

The Funds’ have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

Alpine Income Trust

	Valuation Inputs

Ultra Short Tax Optimized Income Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Municipal Bonds	$-	$1,825,369,620	$-	$1,825,369,620
Money Market Funds	-	4,230,705	-	4,230,705
Short-Term Investments	-	106,900,000	-	106,900,000

Total	$-	$1,936,500,325	$-	$1,936,500,325

Municipal Money Market Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Municipal Bonds	$-	$278,613,644	$-	$278,613,644
Money Market Funds	-	2,458,962	-	2,458,962
Short-Term Investments	-	8,000,000	-	8,000,000

Total	$-	$289,072,606	$-	$289,072,606

*	For detailed country, sector, and state descriptions, see accompanying Schedule of Portfolio Investments

**

During the period ended July 31, 2012 there were no significant transfers between Level 1 and Level 2 securities. A security’s classification as Level 1 or Level 2 within the Fund can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Funds calculate their NAV. If management determines the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs. As a result, it is not practicable to disclose transfers between Level 1 and Level 2 within the fair value hierarchy for the period ended July 31, 2012.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

Ultra Short Tax Optimized Income Fund

Cost of investments	$1,935,492,691
Gross unrealized appreciation	1,096,299
Gross unrealized depreciation	(88,665)

Net unrealized appreciation	$1,007,634

Municipal Money Market Fund

Cost of investments	$289,072,606
Gross unrealized appreciation	-
Gross unrealized depreciation	-

Net unrealized appreciation	$-

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpine Income Trust

By (Signature and Title)	/s/ Samuel A. Lieber

Samuel A. Lieber, President

Date	September 28, 2012

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Samuel A. Lieber

Samuel A. Lieber, President

Date	September 28, 2012

By (Signature and Title)*	/s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date	September 28, 2012

* Print the name and title of each signing officer under his or her signature.

Item 2. Controls and Procedures.

(a)

The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

 Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.